UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)   (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2019

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments

September 30, 2019 (unaudited)

Description	Shares	Fair Value
Common Stocks | 98.4%
Australia | 1.0%
Alumina, Ltd.	371,769	$595,166
Brazil | 3.1%
BB Seguridade Participacoes SA	138,602	1,168,541
CCR SA	155,500	645,585
		1,814,126
Canada | 1.9%
Alaris Royalty Corp.	39,650	589,280
Suncor Energy, Inc.	15,990	504,376
		1,093,656
China | 3.3%
JNBY Design, Ltd.	532,000	766,662
Ping An Insurance (Group) Co. of China, Ltd., Class H	99,500	1,151,484
		1,918,146
France | 6.1%
Cie de Saint-Gobain	10,893	427,888
Engie SA	66,726	1,090,160
Faurecia SA	7,253	344,826
Gaztransport Et Technigaz SA	7,324	725,836
Total SA	19,023	990,336
		3,579,046
Germany | 0.9%
Vonovia SE	9,768	495,508
Hong Kong | 1.9%
Hang Seng Bank, Ltd.	24,100	521,399
Sands China, Ltd.	126,800	578,947
		1,100,346
Israel | 1.5%
Bank Leumi Le-Israel BM	120,140	855,148
Italy | 1.8%
Banca Farmafactoring SpA	199,750	1,041,325
Japan | 3.3%
Amada Holdings Co., Ltd.	50,600	549,245
Daiwa House Industry Co., Ltd.	24,100	785,241
Tokyo Electron, Ltd.	3,100	595,451
		1,929,937
Mexico | 1.3%
Fibra Uno Administracion SA de CV REIT	253,000	369,744
Grupo Financiero Banorte SAB de CV, Class O	71,900	386,461
		756,205
Description	Shares	Fair Value
Netherlands | 1.1%
Royal Dutch Shell PLC, B Shares	22,738	$667,975
Norway | 2.0%
Mowi ASA	51,694	1,192,631
Portugal | 0.5%
Galp Energia SGPS SA	20,881	314,084
Russia | 1.5%
Moscow Exchange MICEX-RTS PJ (*)	586,221	854,633
Singapore | 5.6%
BOC Aviation, Ltd.	81,800	756,705
DBS Group Holdings, Ltd.	76,900	1,386,010
NetLink NBN Trust	1,786,100	1,150,169
		3,292,884
South Africa | 0.4%
Standard Bank Group, Ltd.	22,564	260,642
South Korea | 2.4%
Samsung Electronics Co., Ltd.	11,330	462,263
Woongjin Coway Co., Ltd.	13,005	920,560
		1,382,823
Switzerland | 1.6%
ABB, Ltd.	48,015	943,076
Taiwan | 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	13,225	614,698
Tripod Technology Corp.	161,000	582,827
		1,197,525
United Kingdom | 3.7%
Cineworld Group PLC	159,812	447,932
Legal & General Group PLC	117,682	359,324
Rio Tinto PLC	26,204	1,361,089
		2,168,345
United States | 51.5%
Accenture PLC, Class A	5,209	1,001,951
Analog Devices, Inc.	3,018	337,201
AT&T, Inc.	19,053	720,966
Blackstone Mortgage Trust, Inc., Class A REIT	31,889	1,143,221
Bristol-Myers Squibb Co.	9,600	486,816
Brixmor Property Group, Inc. REIT	71,940	1,459,663
Camden Property Trust REIT	2,850	316,379
Carter’s, Inc.	6,500	592,865
Chevron Corp.	5,414	642,100
Cisco Systems, Inc.	34,730	1,716,009
Citizens Financial Group, Inc.	17,445	617,030
Eaton Corp. PLC	33,054	2,748,440

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2019 (unaudited)

Description	Shares	Fair Value
Exelon Corp.	13,000	$628,030
Gilead Sciences, Inc.	7,260	460,139
Intel Corp.	9,430	485,928
International Game Technology PLC	25,000	355,250
Johnson & Johnson	8,359	1,081,487
JPMorgan Chase & Co.	7,977	938,813
Kimberly-Clark Corp.	4,200	596,610
Leggett & Platt, Inc.	28,271	1,157,415
Lowe’s Cos., Inc.	4,550	500,318
Medtronic PLC	7,973	866,027
MetLife, Inc.	8,600	405,576
Microsoft Corp.	10,460	1,454,254
PacWest Bancorp	20,174	733,123
Pattern Energy Group, Inc., Class A	21,135	569,166
Pfizer, Inc.	49,309	1,771,672
Raytheon Co.	3,380	663,122
Skyworks Solutions, Inc.	5,350	423,987
Tapestry, Inc.	16,065	418,493
Texas Instruments, Inc.	4,789	618,930
The Boeing Co.	2,080	791,378
The Coca-Cola Co.	19,090	1,039,260
United Technologies Corp.	5,966	814,478
Valero Energy Corp.	7,230	616,285
Verizon Communications, Inc.	15,980	964,553
		30,136,935
Total Common Stocks (Cost $55,068,476)		57,590,162

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 13.6%
Brazil | 3.0%
Brazil NTN-B, 6.00%, 05/15/23	1,150	$1,012,630
Brazil NTN-F, 10.00%, 01/01/27	2,656	749,459
		1,762,089
Dominican Republic | 2.9%
Dominican Republic Bonds:
15.95%, 06/04/21 (#)	16,500	354,541
16.95%, 02/04/22 (#)	26,100	588,924
8.90%, 02/15/23	24,000	462,577
10.50%, 04/07/23	13,900	281,795
		1,687,837
Description	Principal Amount (000) («)	Fair Value
Egypt | 3.7%
Egypt Treasury Bills:
0.00%, 11/05/19	3,475	$210,043
0.00%, 05/12/20	34,850	1,956,589
		2,166,632
Indonesia | 0.9%
Indonesia Government Bonds, 8.37%, 09/15/26	6,853,000	515,212
Malaysia | 0.9%
Malaysia Government Bonds:
3.65%, 10/31/19	2,156	515,151
3.62%, 11/30/21	170	40,990
		556,141
Russia | 2.2%
Russia Government Bonds - OFZ:
7.95%, 10/07/26	22,440	368,237
7.05%, 01/19/28	57,800	903,473
		1,271,710
Total Foreign Government Obligations (Cost $8,102,559)		7,959,621

Description	Shares	Fair Value
Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $603,758)	603,758	$603,758
Total Investments | 113.0% (Cost $63,774,793) (»)		$66,153,541
Liabilities in Excess of Cash and Other Assets | (13.0)%		(7,590,655)
Net Assets | 100.0%		$58,562,886

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2019 (unaudited)

Forward Currency Contracts open at September 30, 2019

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	576,000	USD	391,957	BNP	10/21/19	$—	$2,923
BRL	146,500	USD	35,627	BNP	05/18/20	—	850
BRL	731,224	USD	178,000	CIT	11/08/19	—	2,456
CLP	720,564,300	USD	1,010,000	BNP	11/15/19	—	20,921
CLP	329,415,400	USD	466,000	CIT	10/18/19	—	14,088
CNY	8,795,689	USD	1,237,000	CIT	11/08/19	—	1,997
CNY	382,000	USD	53,144	HSB	12/05/19	404	—
COP	3,770,850,000	USD	1,093,000	SCB	12/13/19	—	13,078
CZK	15,339,000	USD	674,320	CIT	06/08/20	—	24,444
CZK	17,042,000	USD	748,981	SCB	06/08/20	—	26,954
EUR	257,000	USD	284,816	SCB	10/07/19	—	4,592
GHS	3,111,175	USD	576,613	CIT	10/02/19	64	—
GHS	3,111,175	USD	557,808	CIT	01/02/20	—	364
GHS	4,071,925	USD	737,000	JPM	10/02/19	17,759	—
HUF	250,053,000	USD	828,868	CIT	03/27/20	—	6,402
IDR	4,544,933,000	USD	323,000	HSB	11/15/19	—	4,025
IDR	5,718,570,000	USD	403,000	HSB	11/15/19	—	1,657
ILS	1,033,000	USD	294,157	SCB	10/25/19	3,347	—
INR	77,430,273	USD	1,121,000	CIT	10/11/19	—	27,206
INR	649,674	USD	9,000	CIT	11/08/19	156	—
INR	29,244,275	USD	410,000	CIT	02/06/20	—	2,596
INR	16,385,995	USD	227,000	HSB	10/11/19	4,472	—
KES	30,681,670	USD	293,942	CIT	10/28/19	23	—
KZT	230,308,400	USD	581,000	HSB	01/15/20	—	1,863
KZT	323,850,500	USD	823,000	SCB	10/30/19	6,259	—
MXN	6,624,000	USD	336,674	HSB	10/31/19	—	2,622
MXN	7,517,000	USD	388,238	HSB	10/31/19	—	9,152
PEN	2,834,948	USD	830,000	HSB	11/07/19	10,037	—
PEN	2,159,630	USD	638,000	JPM	10/04/19	2,709	—
PHP	28,944,020	USD	550,162	JPM	03/31/20	4,002	—
PLN	4,439,000	USD	1,120,515	CIT	10/07/19	—	13,499
RUB	16,869,000	USD	253,193	BNP	10/16/19	6,483	—
RUB	20,179,110	USD	307,000	CIT	10/16/19	3,631	—
RUB	26,595,824	USD	397,000	HSB	10/16/19	12,408	—
SGD	1,393,000	USD	1,010,885	SCB	10/18/19	—	2,863
THB	24,625,960	USD	809,000	HSB	11/22/19	—	3,099
TRY	2,525,000	USD	439,940	BNP	10/24/19	3,624	—
TRY	2,416,000	USD	366,460	HSB	07/02/20	28,324	—
UGX	1,658,228,000	USD	446,000	CIT	11/18/19	—	250
USD	2,082,237	AUD	3,068,000	BNP	10/21/19	10,088	—
USD	301,000	BRL	1,238,164	CIT	05/18/20	7,083	—
USD	86,072	CZK	1,992,000	CIT	06/08/20	1,676	—
USD	318,307	CZK	7,340,000	CIT	06/08/20	7,329	—
USD	424,000	CZK	9,787,616	CIT	06/08/20	9,323	—
USD	295,771	CZK	6,708,000	SCB	06/08/20	11,570	—
USD	380,000	DOP	19,758,290	CIT	11/29/19	2,660	—

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2019 (unaudited)

Forward Currency Contracts open at September 30, 2019 (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	282,781	EUR	257,000	HSB	10/07/19	$2,557	$—
USD	175,000	GHS	960,750	CIT	10/02/19	—	3,082
USD	574,282	GHS	3,111,175	CIT	10/02/19	—	2,395
USD	554,000	KZT	216,004,600	SCB	10/30/19	893	—
USD	186,974	RUB	12,407,000	BNP	10/16/19	—	4,016
USD	475,000	RUB	30,486,688	CIT	10/16/19	5,698	—
USD	180,160	RUB	11,428,000	HSB	10/16/19	4,241	—
USD	377,428	TRY	2,416,000	SCB	07/02/20	—	17,355
USD	702,195	ZAR	10,763,000	CIT	11/08/19	—	5,057
USD	52,046	ZAR	800,000	HSB	11/08/19	—	523
USD	294,236	ZAR	4,411,000	HSB	11/08/19	4,383	—
UYU	8,918,400	USD	240,000	CIT	11/06/19	—	189
UYU	19,027,942	USD	547,000	HSB	10/04/19	—	32,518
UYU	13,447,544	USD	356,000	HSB	05/29/20	—	10,412
ZAR	4,322,000	USD	281,836	HSB	11/08/19	2,169	—
ZAR	15,752,000	USD	1,030,110	HSB	11/08/19	4,977	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$178,349	$263,448

Currency Abbreviations:

AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Republic Peso
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KES	— Kenyan Shilling
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
UGX	— Ugandan Shilling
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Counterparty Abbreviations:

BNP	— BNP Paribas SA
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard World Dividend & Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2019 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 31, 2019, these securities amounted to 1.6% of net assets.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT	- Real Estate Investment Trust

Portfolio holdings by industry† (as a percentage of net assets):

Common Stocks
Aerospace & Defense	3.9%
Auto Components	0.6
Banks	9.7
Beverages	1.8
Biotechnology	0.8
Building Products	0.7
Capital Markets	2.5
Communications Equipment	2.9
Diversified Financial Services	1.8
Diversified Telecommunication Services	4.8
Electric Utilities	1.1
Electrical Equipment	6.3
Electronic Equipment, Instruments & Components	1.0
Entertainment	0.8
Equity Real Estate Investment Trusts (REITs)	3.7
Food Products	2.0
Health Care Equipment & Supplies	1.5
Hotels, Restaurants & Leisure	1.6
Household Durables	3.5
Household Products	1.0
Independent Power & Renewable Electricity Producers	1.0
Insurance	5.3
IT Services	1.7
Machinery	0.9
Metals & Mining	3.3
Mortgage Real Estate Investment Trusts (REITs)	1.9
Multi-Utilities	1.9
Oil, Gas & Consumable Fuels	7.6
Pharmaceuticals	5.7
Real Estate Management & Development	2.2
Semiconductors & Semiconductor Equipment	5.3
Software	2.5
Specialty Retail	0.9
Technology Hardware, Storage & Peripherals	0.8
Textiles, Apparel & Luxury Goods	3.0
Trading Companies & Distributors	1.3
Transportation Infrastructure	1.1
Subtotal	98.4
Foreign Government Obligations	13.6
Short-Term Investments	1.0
Total Investments	113.0%

† Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 25, 2019

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 25, 2019